UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number  811-22981

AVONDALE FUNDS

 (Exact name of registrant as specified in charter)

c/o Avondale Investment Company, LLC

2001 Santa Monica Blvd., Suite 1165W

Santa Monica, CA 90404

(Address of principal executive offices)(Zip code)

Copies to:

c/o Avondale Investment Company, LLC

2001 Santa Monica Blvd., Suite 1165W

Santa Monica, CA 90404

Law Office of C. Richard Ropka, LLC

215 Fries Mill Road

Turnersville, NJ 08012

(856) 374-1744

(Name and address of agent for service)

Registrant's telephone number, including area code: (310) 779-7383

Date of fiscal year end:  October 31

Date of reporting period:  October 31, 2015

Item 1.  Reports to Stockholders.

ANNUAL REPORT

AVONDALE CORE

INVESTMENT FUND

Ticker:  (COREX)

October 31, 2015

THE EUDORA FUND

Ticker: EUDFX

AVONDALE CORE INVESTMENT FUND

SHAREHOLDER LETTER

OCTOBER 31, 2015 (UNAUDITED)

Dear Shareholder:

It gives me great pleasure to write my first shareholder letter as president of the Avondale Core Investment Fund.  If all goes well, this should serve as the first of many shareholder letters that I expect to write over the remainder of my career.

I started Avondale Asset Management in 2011 in order to create a home for people who shared our values: integrity, humility and curiosity, and we sponsored the formation of the Avondale Core Investment Fund in 2014 in order to extend participation in that vision to a greater number of potential investors.  It’s our intention that this fund will be our flagship vehicle to pursue the highest possible investment returns for decades to come.  As the Fund’s largest shareholder, my money is right alongside yours. My personal savings will increase only to the extent that this capital grows as well.

Because of that, you will notice that we measure success in very different terms than most of our colleagues in the investment industry. Our goal is to grow the intrinsic per share value of this company over the long term, just as any other prudent management team would be tasked with doing.  In order to accomplish this, it’s our duty to grow the realized and potential earnings power of the company by investing in projects that we judge to be efficient uses of capital. The way that we accomplish that is to build real, enduring investment “machinery” that can repeatedly source high quality opportunities to invest our capital.

The first step towards building that machinery is to recognize that this vehicle is an investment company, not just a fund. The big difference is that a company takes an active role in creating its own destiny by assembling great teams and motivating them to work together towards a common goal.  In contrast, “funds” generally act passively, focusing on markets rather than people.  Most investment managers look at markets like casino games and rely heavily on statistics and outside analyst opinions to trade paper certificates that have little intrinsic meaning to the manager.

We view investing as a fundamentally human pursuit.  At the heart of our philosophy is the idea that your investments represent ownership of real businesses run by real people. We’re not about algorithms, derivatives or Sharpe ratios.  We embrace the fact that investing the right way takes hard work.  It takes developing a truly unique supply chain of opportunities, interviewing management teams and learning about how they run their companies. It takes building processes and relationships that are completely off the beaten path. It takes being open minded about new methods and embracing old ones. Above all, it takes a relentless commitment to continuous improvement.

Our first year in operation was filled with some modest success as well as some significant challenges & barriers.  Since our company is just one year old we are still in a phase of building our investment machinery.  In the near term, one of the most important things that we need to do in order to build that machinery is to increase the size of our shareholder base and attract new capital to our company.

AVONDALE CORE INVESTMENT FUND

SHAREHOLDER LETTER (CONTINUED)

OCTOBER 31, 2015 (UNAUDITED)

This year we learned that there are substantial barriers to entry in the mutual fund industry.  Although we believe that we had substantial demand from potential shareholders to invest in our company, we were surprised by the difficulty to get on to “platforms” to receive that demand. (Think of it in terms of this analogy: we produce cereal boxes and are trying to get shelf space at supermarkets.  Those supermarkets are currently testing our product.)  We have been working for the majority of this year to climb these barriers, and at year-end we believe that we will be on the shelves of at least one large financial “supermarket” next year.  This will hopefully allow us to sell greater quantities of our “cereal.”

The one good thing about the amount of time that it has taken to climb these hurdles is that even if we had a substantial amount of new capital to invest, there currently aren’t many great opportunities to invest it.  You may notice that our company currently holds the majority of our assets as cash equivalents.  The reason that we are holding onto this cash is that we attempt to only invest when exceptional opportunities come along.  Since our company was founded in 2014 there haven’t been many exceptional opportunities.

That’s not a problem to us though.  We think in terms of years and decades rather than days and weeks.  It’s not at all unusual for years to go by without an exceptional opportunity to make a new investment. That doesn’t mean we are resting though.  While we wait for exceptional opportunities to arise, in the meantime we never stop learning so that when those opportunities come along, we have the ability and knowledge to act decisively.

In closing, whenever I meet with the CEOs of potential investments, I always ask the question: “if I see you one year from now what should I ask you if you have accomplished.”  In 2016 our goal is to raise more capital for the fund--at least $5 million.  Our second goal is to continue to build our investment machinery.  Specifically we will focus on how to create our own investment opportunities so that we don’t have to wait for opportunities to come to us.  We are looking forward to an exciting and productive 2016.

Sincerely,

Scott Krisiloff

AVONDALE CORE INVESTMENT FUND

PERFORMANCE ILLUSTRATION

OCTOBER 31, 2015 (UNAUDITED)

FOR PERIOD NOVEMBER 10, 2014* THROUGH OCTOBER 31, 2015

	Since Inception *	Ending Value
Avondale Core Investment Fund	-0.80%	$ 9,920
Morningstar Moderate Target Risk TR USD Index	0.07%	$ 10,007

Cumulative Performance Comparison of $10,000 Investment Since Inception *

* Date of commencement of investment operations (November 10, 2014).

This chart assumes an initial investment of $10,000 made on the closing of November 10, 2014 (commencement of investment operations). Total return is based on the net change in NAV and assuming reinvestment of all dividends and other distributions.  Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The performance also reflects reinvestment of all dividend and capital gain distributions.  The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. Performance data current to the most recent month-end may be obtained by calling (800) 564-3899.

The Morningstar Target Risk Index family is designed to meet the needs of investors who would like to maintain a target level of equity exposure through a portfolio diversified across equities, bonds and inflation-hedged instruments. The Morningstar Moderate Target Risk Index seeks approximately 60% exposure to global equity markets.

The performance information shown represents past performance and should not be interpreted as indicative of the Fund's future performance.

AVONDALE CORE INVESTMENT FUND

PORTFOLIO ILLUSTRATION

OCTOBER 31, 2015 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

Communication Services 1.18%
Energy 0.39%
Cash Equivalent 90.19%
Financial Services 5.77%
Industrials 1.31%
Technology 1.16%

Sectors are categorized using Morningstar® classifications.

AVONDALE CORE INVESTMENT FUND

SCHEDULE OF INVESTMENTS

OCTOBER 31, 2015

Shares		Value

COMMON STOCKS - 9.80%

Computer & Office Equipment - 1.16%
20	International Business Machines Corp.	$ 2,801

Crude Petroleum & Natural Gas - 0.39%
20	Apache Corp.	943

Deep Sea Foreign Transportation - 1.30%
500	Diana Shipping, Inc. (Greece) *	3,155

National Commercial Banks - 5.77%
200	Bank of America Corp.	3,356
50	Capital One Financial Corp.	3,945
50	Cullen/Frost Bankers Inc.	3,422
50	JP Morgan Chase & Co.	3,212
		13,935
Radio Telephone Communications - 1.18%
75	T-Mobile US, Inc. *	2,842

TOTAL FOR COMMON STOCKS (Cost $24,533) - 9.80%		23,676

SHORT-TERM INVESTMENT - 90.08%
217,709	Fidelity Institutional Money Market Fund, Class II 0.01% **	217,709
TOTAL SHORT-TERM INVESTMENT (Cost $217,709) - 90.08%		217,709

TOTAL INVESTMENTS (Cost $242,242) - 99.88%		241,385

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.12%		282

NET ASSETS - 100.00%		$ 241,667

* Non-income producing securities during the period.

** Variable rate security; the money market rate shown represents the yield at October 31, 2015.

The accompanying notes are an integral part of these financial statements.

AVONDALE CORE INVESTMENT FUND

STATEMENT OF ASSETS AND LIABILITIES

OCTOBER 31, 2015

Assets:
Investments in Securities, at Value (Cost $242,242)	$ 241,385
Cash	350
Receivables:
Dividends and Interest	29
Total Assets	241,764
Liabilities:
Due to Adviser	97
Total Liabilities	97

Net Assets	$ 241,667

Net Assets Consist of:
Paid In Capital	$ 244,104
Accumulated Net Investment Loss	(1,580)
Accumulated Realized Gain on Investments	-
Unrealized Depreciation in Value of Investments	(857)
Net Assets, for 24,364 Shares Outstanding	$ 241,667

Net Asset Value Per Share	$ 9.92

Short-Term Redemption Price Per Share ($9.92 x 0.99) *	$ 9.82

* The Fund will impose a 1.00% redemption fee on shares redeemed within 90 days of purchase.

The accompanying notes are an integral part of these financial statements.

AVONDALE CORE INVESTMENT FUND

STATEMENT OF OPERATIONS

FOR THE PERIOD* ENDED OCTOBER 31, 2015

Investment Income:
Dividends	$ 351
Interest	17
Total Investment Income	368

Expenses:
Advisory Fees	2,769
Total Expenses	2,769
Fees Waived by the Adviser	(646)
Net Expenses	2,123

Net Investment Loss	(1,755)

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain on Investments	-
Net Change in Unrealized Depreciation on Investments	(857)
Realized and Unrealized Loss on Investments	(857)

Net Decrease in Net Assets Resulting from Operations	$ (2,612)

* For the period November 10, 2014 (commencement of investment operations) through October 31, 2015.

The accompanying notes are an integral part of these financial statements.

AVONDALE CORE INVESTMENT FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	*
	10/31/2015
Net Decrease in Net Assets Resulting From Operations:
Net Investment Loss	$ (1,755)
Net Realized Gain on Investments	-
Net Change in Unrealized Depreciation on Investments	(857)
Net Decrease in Net Assets Resulting from Operations	(2,612)

Capital Share Transactions	135,279

Total Increase in Net Assets	132,667

Net Assets:
Beginning of Period	109,000

End of Period (Including Undistributed Net Investment Loss of $1,580)	$ 241,667

* For the period November 10, 2014 (commencement of investment operations) through October 31, 2015.

The accompanying notes are an integral part of these financial statements.

AVONDALE CORE INVESTMENT FUND

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period.

	Period Ended	(a)
	10/31/2015

Net Asset Value, at Beginning of Period	$ 10.00

Income From Investment Operations:
Net Investment Loss *	(0.08)
Total from Investment Operations	(0.08)

Proceeds from Redemption Fees (d)	-

Net Asset Value, at End of Period	$ 9.92

Total Return **	(0.80)%	(b)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 242
Ratio of Expenses to Average Net Assets
Before Waivers	1.50%	(c)
After Waivers	1.15%	(c)
Ratio of Net Investment Loss to Average Net Assets
Before Waivers	(1.30)%	(c)
After Waivers	(0.95)%	(c)
Portfolio Turnover	0.00%	(b)

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Assumes reinvestment of dividends.

(a)  For the period November 10, 2014 (commencement of investment operations) through October 31, 2015.

(b) Not Annualized.

(c) Annualized.

(d) The Fund will impose a 1.00% redemption fee on shares redeemed within 90 days of purchase.

The accompanying notes are an integral part of these financial statements.

AVONDALE CORE INVESTMENT FUND

NOTES TO FINANCIAL STATEMENTS

OCTOBER 31, 2015

Note 1. Organization

The Avondale Funds (the “Trust”), an Ohio business trust, is registered with the Securities and Exchange Commission (“SEC”) as an open-end management investment company. The Trust was formed by an Agreement and Declaration of Trust on July 10, 2014. The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Trust currently consists of the Avondale Core Investment Fund (the "Fund"), a non-diversified fund whose investment objective is to seek long-term capital appreciation while utilizing asset allocation techniques to help preserve principal value. The Fund commenced operations on November 10, 2014. There are currently no other series in the Trust. The Adviser of the Fund is the Avondale Investment Company, LLC (“Adviser”).

 Note 2. Summary of Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Security Valuation: All investments in securities are recorded at their estimated fair value according to the procedures described in Note 3.

Foreign currency: Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.  The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

AVONDALE CORE INVESTMENT FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

OCTOBER 31, 2015

Federal Income Taxes:  The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. The Company also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and capital gains. Therefore, no federal income tax provision is required.

In addition, Generally Accepted Accounting Principles (“GAAP”) requires management of the Fund to analyze all open tax years, fiscal years, as defined by IRS statute of limitations for all major industries, including federal tax authorities and certain state tax authorities. As of and during the period November 10, 2014 (commencement of investment operations) through October 31, 2015, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total tax amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders:  The Fund intends to distribute to its shareholders substantially all of its net realized capital gains and net investment income, if any, at year-end. Distributions will be recorded on ex-dividend date.

Other:  The Fund follows industry practice and records security transactions on the trade date.  The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Redemption Fees:  The Board of Trustees has adopted a redemption policy to discourage short term traders and/or market timers from investing in the Fund.  A 1.00% short-term redemption fee will be assessed by the Fund against investment proceeds withdrawn within 90 calendar days of investment.  Fund shares received from reinvested distributions or capital gains are not subject to the redemption fee.  After excluding any shares that are associated with reinvested distributions from the redemption fee calculation, the Fund uses a “first-in, first-out” method to determine the 30-day holding period.  During the period November 10, 2014 (commencement of investment operations) through October 31, 2015 the Fund did not collect any redemption fees.

Use of Estimates:  The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

AVONDALE CORE INVESTMENT FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

OCTOBER 31, 2015

Reclassifications: In accordance with GAAP, the Fund recorded a permanent book/tax difference of $175 from net investment loss to paid-in capital. This reclassification has no impact on the net asset value of the Fund and is designed generally to present undistributed income and paid-in capital on a tax basis, which is considered to be more informative to shareholders.

Organizational and Offering Costs: The Advisor has agreed to pay the organizational and initial offering costs of the Fund. The organizational and initial offering costs include preparation and filing incorporation documents, bylaws, declarations of trust, registration statements, board materials, state and federal registration of shares and audit fees. As a result, the Fund’s financials statements will not reflect these organizational and offering costs. Total organizational and offering costs incurred through October 27, 2014 were $20,000.

Note 3. Security Valuations

Processes and Structure

The Fund’s Board of Trustees has adopted guidelines for valuing securities including in circumstances in which market quotes are not readily available and has delegated to the Adviser the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Hierarchy of Fair Value Inputs

The Fund utilizes various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•

Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•

Level 2. Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•

Level 3. Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

AVONDALE CORE INVESTMENT FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

OCTOBER 31, 2015

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stocks). Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts (“ADR”), financial futures, Exchange Traded Funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in level 2.  Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in level 2.

Short term investments.  Short term investments are valued using amortized cost, which approximates fair value.  These securities will be categorized in level 1 of the fair value hierarchy.

The following table summarizes the inputs used to value each Fund’s assets and liabilities measured at fair value as of October 31, 2015:

Financial Instruments—Assets
Categories	Level 1	Level 2	Level 3	Fair Value

Common Stocks	$ 23,676	$ -	$ -	$ 23,676
Short-Term Investment	217,709	-	-	217,709
	$ 241,385	$ -	$ -	$ 241,385

AVONDALE CORE INVESTMENT FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

OCTOBER 31, 2015

The Fund did not hold any Level 3 assets during the period November 10, 2014 (commencement of investment operations) through October 31, 2015. The Fund did not hold any derivative instruments at any time during the period November 10, 2014 (commencement of investment operations) through October 31, 2015. There were no significant transfers into or out of Level 1 or Level 2 during the period November 10, 2014 (commencement of investment operations) through October 31, 2015. It is the Fund's policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

Note 4. Investment Management Agreement

Under the terms of the management agreement (the “Agreement”), the Adviser manages the Fund’s investments subject to approval of the Board of Trustees. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.50% of the average daily net assets of the Fund. The Adviser contractually has agreed to waive its fee and/or reimburse certain Fund operating expenses, but only to the extent necessary so that the Fund’s total operating expenses, excluding brokerage fees and commissions, any 12b-1 fees, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses and any indirect expenses (such as fees and expenses of acquired funds), do not exceed, 1.15% of its average daily net assets as to the Fund. The contractual agreement is in effect through December 31, 2015. The waiver or reimbursement by the Adviser is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the particular waiver or expense was incurred; provided that the Fund is able to make the repayment without exceeding the 1.15% as to the Fund’s expense limitation.  For the period November 10, 2014 (commencement of investment operations) through October 31, 2015, the Adviser earned advisory fees of $2,769.  For the period November 10, 2014 (commencement of investment operations) through October 31, 2015, the Adviser waived $646 in fees pursuant to the expense limitation agreement. These waived expenses may be recovered no later than October 31, 2018. As of October 31, 2015, the Fund owed the Advisor $97.

Note 5.  Distribution (12b-1) Agreement

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that the Fund will pay the Adviser and/or any registered securities dealer, financial institution or any other person (the “Recipient”) a shareholder servicing fee of up to 0.25% of the average daily net assets of the Fund in connection with the promotion and distribution of Fund shares or the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, the printing and mailing of sales literature and servicing shareholder accounts (“12b-1 Expenses”). The Fund or Adviser may pay all or a portion of these fees to any Recipient who renders assistance in distributing or promoting the sale of shares, or who provides certain shareholder services, pursuant to a

AVONDALE CORE INVESTMENT FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

OCTOBER 31, 2015

written agreement. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses actually incurred. It is anticipated that the Plan will benefit shareholders because an effective sales program typically is necessary in order for the Fund to reach and maintain a sufficient size to achieve efficiently its investment objectives and to realize economies of scale. The Plan is not currently activated and the plan will not be activated through December 31, 2015.

Note 6. Capital Share Transactions

The Fund is authorized to issue an unlimited number of shares of separate series with no par value.  The total paid-in capital was $244,104 as of October 31, 2015.  Transactions in capital for the period November 10, 2014 (commencement of investment operations) through October 31, 2015 were as follows:

	Shares	Amount
Shares sold	15,454	$ 155,000
Shares reinvested	-	-
Shares redeemed	(1,990)	(19,721)
Net increase (decrease)	13,464	$ 135,279

On November 12, 2014, 10,900 shares for $109,000 were issued as seed capital and reported in the Fund’s Form 497 filing filed on November 13, 2014.

Note 7. Investment Transactions

For the period November 10, 2014 (commencement of investment operations) through October 31, 2015, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $24,533 and $0, respectively.

Note 8. Tax Matters

The Fund’s distributable earnings on a tax basis are determined only at the end of each fiscal year. As of October 31, 2015, the Fund’s most recent fiscal year-end, the components of distributable earnings on a tax basis were as follows:

Unrealized Appreciation (Depreciation)

$(857)

Deferral of Post-December Ordinary Loss

  (1,580)

Total Distributable Earnings

$(2,437)

AVONDALE CORE INVESTMENT FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

OCTOBER 31, 2015

As of October 31, 2015, the tax basis components of unrealized appreciation (depreciation) and cost of investment securities were as follows:

Federal tax cost of investments, including short-term investments	$ 242,242

Gross tax appreciation of investments	$ 790
Gross tax depreciation of investments	(1,647)
Net tax depreciation of investments	$ (857)

No distributions were paid by the Fund for the period November 10, 2014 (commencement of investment operations) through October 31, 2015.

Note 9. Control and Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the Fund, under section 2 (a) (9) of the Investment Company Act of 1940, as amended.  As of October 31, 2015, Scott Krisiloff, CEO of the Adviser, owned approximately 44.74% of the Fund.  As of October 31, 2015, Pershing LLC, for the benefit of its customers, owned approximately 34.71% of the Fund.

Note 10. Subsequent Events

Management has evaluated the impact of all subsequent events through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in these financial statements.

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Shareholders and

Board of Trustees of

Avondale Core Investment Fund

We have audited the accompanying statement of assets and liabilities of Avondale Core Investment Fund (the “Fund”) a series of Avondale Funds, including the schedule of investments in securities, as of October 31, 2015, and the related statements of operations, changes in net assets and the financial highlights for the period from November 10, 2014 (commencement of operations) through October 31, 2015.  These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2015, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Avondale Core Investment Fund as of October 31, 2015, the results of its operations, the changes in its net assets and the financial highlights for the period from November 10, 2014 (commencement of operations) through October 31, 2015, in conformity with accounting principles generally accepted in the United States of America.

Abington, PA

December 23, 2015

AVONDALE CORE INVESTMENT FUND

EXPENSE ILLUSTRATION

OCTOBER 31, 2015 (UNAUDITED)

Expense Example

As a shareholder of Avondale Core Investment Fund, you incur ongoing costs which typically consist of management fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2015 through October 31, 2015.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only.  Therefore, the second line of the table is useful in comparing your ongoing costs only, and will not help you determine the relative total costs of owning different funds.  If transactional costs were included where applicable, your costs may be higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period *
	May 1, 2015	October 31, 2015	May 1, 2015 to October 31, 2015

Actual	$1,000.00	$996.98	$5.79
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,019.41	$5.85

* Expenses are equal to the Fund's annualized expense ratio of 1.15%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

AVONDALE CORE INVESTMENT FUND

ADDITIONAL INFORMATION

OCTOBER 31, 2015 (UNAUDITED)

Portfolio Holdings – The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-800-564-3899, free of charge.

Proxy Voting - A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, are available without charge upon request by (1) calling the Fund at (800) 564-3899 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.  A review of how the Fund voted on company proxies can be obtained at our transfer agent’s website, www.mutualss.com.

Additional Information - The Fund's Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free (800) 564-3899 to request a copy of the SAI or to make shareholder inquiries.

AVONDALE CORE INVESTMENT FUND

TRUSTEES & OFFICERS

OCTOBER 31, 2015 (UNAUDITED)

The following table provides information regarding the Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”).

Name, Address and Date of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee
Independent Trustees
Cyrus Amini 20750 Ventura Blvd. Woodland Hills, CA 91364 DOB: 8/13/84	Trustee	Indefinite Term; Since August 2014	One	Vice President, Co-Portfolio manager and Consultant at Charlesworth & Rugg, Inc.; Student at Boston College Law School	None
Jonathan Rugg 20750 Ventura Blvd. Woodland Hills, CA 91364 DOB: 11/14/83	Trustee	Indefinite Term; Since August 2014	One	Vice President, Co-Portfolio manager and Consultant at Charlesworth & Rugg, Inc.; Associate at Urdang Capital Management	None

AVONDALE CORE INVESTMENT FUND

TRUSTEES & OFFICERS (CONTINUED)

OCTOBER 31, 2015 (UNAUDITED)

The following table provides information regarding the Trustee who is an “interested person” of the Trust, and the officers of the Trust.

Name, Address and Date of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee
Interested Trustee and Officers
Scott Krisiloff 2001 Santa Monica Blvd. Suite 1165w Santa Monica, CA 90404 DOB: 9/19/86	President & Trustee	Indefinite Term; Since August 2014	One	CEO, Avondale Investment Company, LLC Securities Analyst as Transamerica Investment Management	None
Umberto Anastasi 8000 Town Centre Drive Suite 400 Broadview Hts., OH 44147 DOB: 9/21/74	Treasurer	Indefinite Term; Since November 2015	None	Vice President Mutual Shareholder Services	N/A
Charles R. Ropka, Esq. 215 Fries Mill Road Turnersville, NJ 08012 DOB: 10/21/63	Secretary	Indefinite Term; Since August 2014	N/A	Attorney-at-Law – Law Office of C. Richard Ropka, LLC; Rabil, Ropka, Kingett & Stewart, LLC	N/A

INVESTMENT ADVISOR

Avondale Investment Company, LLC

2001 Santa Monica Blvd., Suite 1165W

Santa Monica, CA 90404

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Sanville & Company

1514 Old York Road

Abington, PA 19001

LEGAL COUNSEL

Law Office of C. Richard Ropka, LLC

215 Fries Mill Road

Turnersville, NJ 08012

CUSTODIAN

Huntington National Bank

41 South Street

Columbus, OH 43125

DISTRIBUTOR

Arbor Court Capital, LLC

2000 Auburn Drive, Suite 120

Beachwood, OH 44122

TRANSFER AGENT AND FUND ACCOUNTANT

Mutual Shareholder Services

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Item 2. Code of Ethics.

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3) Compliance with applicable governmental laws, rules, and regulations;

(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5) Accountability for adherence to the code.

(c) Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d) Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on registrant’s website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)

The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee.  At this time, the registrant believes that the experience provided by each member of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

FY 2015

$ 7,500

(b)

Audit-Related Fees

Registrant

FY 2015

$ 0

Nature of the fees:

Not applicable.

(c)

Tax Fees

Registrant

FY 2015

$ 1,800

Nature of the fees:

Tax preparation and filing.

(d)

All Other Fees

Registrant

FY 2015

$ 0

Nature of the fees:

Not applicable.

(e)

(1)

Audit Committee’s Pre-Approval Policies

The audit committee approves all audit and non-audit related services and, therefore, has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2)

Percentages of Services Approved by the Audit Committee

None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)

During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

Registrant

FY 2015

$ 1,800

(h)

The registrant's audit committee has not considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.  Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) The registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics. Filed herewith.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b) Certification pursuant to Section 906 Certification of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AVONDALE FUNDS

By: /s/ Scott Krisiloff

Scott Krisiloff, President

Date: January 5, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Scott Krisiloff

Scott Krisiloff, President

Date: January 5, 2016